Other Securities Owned (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Securities Owned

A summary of other securities owned is as follows:

December 31,	2012	2011

Schwab Funds® money market funds	$329	$332
Equity and bond mutual funds	217	183
State and municipal debt obligations	48	46
Equity, U.S. Government and corporate debt, and other securities	42	32

Total other securities owned	$636	$593